ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Cumulative foreign currency translation		$ 414	$ 413
Gross unamortized experience gain - post employment liability		1,847	1,847
Tax effect unamortized experience gain - post employment liability		(485)	(485)
Accumulated other comprehensive income	$ 1,776	$ 1,776	$ 1,775